Intangible Assets - Disclosure of Detailed Information About Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2021	Dec. 31, 2020
Mexico
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	6.80%	7.40%
Post –tax WACC	4.90%	5.30%
Brazil
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.10%	9.10%
Post –tax WACC	5.80%	6.00%
Colombia
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	8.70%	11.00%
Post –tax WACC	5.80%	7.30%
Argentina
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	19.70%	26.30%
Post –tax WACC	14.50%	20.40%
Guatemala
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	7.90%	10.60%
Post –tax WACC	6.10%	8.30%
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	13.50%	15.30%
Post –tax WACC	9.20%	10.80%
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	18.30%	20.60%
Post –tax WACC	10.60%	13.90%
Panama
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	8.50%	8.80%
Post –tax WACC	6.50%	6.80%
Uruguay
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	8.50%	9.90%
Post –tax WACC	6.10%	7.10%
Expected Annual Long-Term Inflation 2022-2026 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.70%
Expected Annual Long-Term Inflation 2022-2026 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.30%
Expected Annual Long-Term Inflation 2022-2026 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.00%
Expected Annual Long-Term Inflation 2022-2026 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	35.90%
Expected Annual Long-Term Inflation 2022-2026 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.20%
Expected Annual Long-Term Inflation 2022-2026 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.10%
Expected Annual Long-Term Inflation 2022-2026 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.30%
Expected Annual Long-Term Inflation 2022-2026 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.20%
Expected Annual Long-Term Inflation 2022-2026 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	5.00%
Expected Volume Growth Rates 2022-2026 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	2.80%
Expected Volume Growth Rates 2022-2026 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	7.70%
Expected Volume Growth Rates 2022-2026 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	8.40%
Expected Volume Growth Rates 2022-2026 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	5.40%
Expected Volume Growth Rates 2022-2026 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	10.70%
Expected Volume Growth Rates 2022-2026 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.50%
Expected Volume Growth Rates 2022-2026 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.40%
Expected Volume Growth Rates 2022-2026 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	7.00%
Expected Volume Growth Rates 2022-2026 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.00%
Expected Annual Long-Term Inflation 2021-2030 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.90%
Expected Annual Long-Term Inflation 2021-2030 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.00%
Expected Annual Long-Term Inflation 2021-2030 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.80%
Expected Annual Long-Term Inflation 2021-2030 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		30.10%
Expected Annual Long-Term Inflation 2021-2030 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.10%
Expected Annual Long-Term Inflation 2021-2030 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.70%
Expected Annual Long-Term Inflation 2021-2030 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.70%
Expected Annual Long-Term Inflation 2021-2030 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		1.50%
Expected Annual Long-Term Inflation 2021-2030 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		7.80%
Expected Volume Growth Rates 2021-2030 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		2.00%
Expected Volume Growth Rates 2021-2030 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		2.40%
Expected Volume Growth Rates 2021-2030 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.10%
Expected Volume Growth Rates 2021-2030 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		3.90%
Expected Volume Growth Rates 2021-2030 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.80%
Expected Volume Growth Rates 2021-2030 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.30%
Expected Volume Growth Rates 2021-2030 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		7.10%
Expected Volume Growth Rates 2021-2030 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		7.90%
Expected Volume Growth Rates 2021-2030 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		2.00%